Report of the directors financial review risk report - Retail analysis (Details) - Retail - GBP (£) £ in Millions	Jun. 30, 2023	Dec. 31, 2022
– United Kingdom | Allowance for ECL
Disclosure of financial assets [line items]
Financial assets	£ 6	£ 7
– United Kingdom | Allowance for ECL | Central scenario
Disclosure of financial assets [line items]
Financial assets	6	6
– United Kingdom | Allowance for ECL | Upside scenario
Disclosure of financial assets [line items]
Financial assets	5	6
– United Kingdom | Allowance for ECL | Downside scenario
Disclosure of financial assets [line items]
Financial assets	6	7
– United Kingdom | Allowance for ECL | Downside 2 scenario
Disclosure of financial assets [line items]
Financial assets	11	12
– United Kingdom | Gross carrying/ nominal amount
Disclosure of financial assets [line items]
Financial assets	(2,016)	(2,037)
– France | Allowance for ECL
Disclosure of financial assets [line items]
Financial assets	78	87
– France | Allowance for ECL | Central scenario
Disclosure of financial assets [line items]
Financial assets	78	86
– France | Allowance for ECL | Upside scenario
Disclosure of financial assets [line items]
Financial assets	76	84
– France | Allowance for ECL | Downside scenario
Disclosure of financial assets [line items]
Financial assets	80	88
– France | Allowance for ECL | Downside 2 scenario
Disclosure of financial assets [line items]
Financial assets	82	92
– France | Gross carrying/ nominal amount
Disclosure of financial assets [line items]
Financial assets	£ (17,681)	£ (18,987)